Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Liabilities

(6) Accrued Liabilities

The Company’s accrued liabilities consisted of the following (in thousands):

	June 30, 2019	December 31, 2018
Compensation and benefits	$965	$907
Professional fees	1,049	827
LNG fuel and transportation	730	612
Accrued interest	478	220
Other taxes payable	107	100
Other operating expenses	781	247

	$4,110	$2,913

(8) Accrued Liabilities

The Company’s accrued liabilities consisted of the following (in thousands):

	December 31,
	2018	2017
Compensation and benefits	$907	$712
Professional fees	827	20
LNG fuel and transportation	612	450
Accrued interest	220	220
Other taxes payable	100	34
Other operating expenses	247	294

	$2,913	$1,730